Summary of Components of Net Unrealized Gains and Losses (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments [Abstract]
Non-credit portion of other-than-temporary impairments	$ 37	$ 38